National Conference on Public Employee Retirement Systems Investment Opportunities in Fixed Income during COVID - 19 – Multifamily Mortgage Backed Securities Chang Suh, CFA, CEO/Co - Chief Portfolio Manager Michael Cook, CFA, FRM, Co - Chief Portfolio Manager Ted Chandler, Managing Director/Regional Operations Presented to October 6, 2020

Agenda » Introduction to the AFL - CIO Housing Investment Trust » COVID - 19 Impact on the Economy » Capital Market Overview » COVID - 19 Investment Opportunity – Multifamily Mortgage Backed Securities (MBS) » Why Multifamily MBS » Case Study: Old Colony » Closing Remarks » Q&A 1

AFL - CIO Housing Investment Trust x $ 6 . 76 billion investment grade fixed - income portfolio as of August 31 , 2020 x Mutual fund in operation since 1984 (successor to the Mortgage Investment Trust, 1965 ) x Internally managed x Created to pool together pension capital in order to : ▪ Encourage and assist development of lower income housing while creating employment for the construction trades ▪ Prudently invest in fixed income mortgage investments x Investment strategy focused on high credit quality multifamily mortgage securities x Multifamily Mortgage Investments offer significant relative value opportunities versus other investment grade products due to inefficiencies in the marketplace 2

x Devastating job loss resulting in high unemployment x Highly impacted businesses declaring bankruptcy, industries permanently damaged, and small business struggling to keep the doors open x 31 % decline in 2 nd quarter US GDP – worst since the depression x Massive state and local municipality budget losses to tax revenues x Global disinflationary pressures driving down prices x Record fiscal and monetary stimulus to combat economic contraction 3 Economic Impacts of COVID - 19 Source: Bureau of Economic Analysis, Bureau of Labor Statistics, Federal Reserve Board * As of 8/2020 0 5 10 15 20 25 30 35 40 0 1,000,000 2,000,000 3,000,000 4,000,000 5,000,000 6,000,000 7,000,000 8,000,000 8/1/2005 6/1/2006 4/1/2007 2/1/2008 12/1/2008 10/1/2009 8/1/2010 6/1/2011 4/1/2012 2/1/2013 12/1/2013 10/1/2014 8/1/2015 6/1/2016 4/1/2017 2/1/2018 12/1/2018 10/1/2019 8/1/2020 Total Reserve Assets % of US GDP (right axis) Federal Reserve Balance Sheet (in 000’s) Economic Indicators 12/31/2019 3/31/2020 6/30/2020 9/30/2020 GDP (seasonally adj. annual rate) 2.4% - 5.0% - 31.4% N/A Unemployment Rate 3.5% 4.4% 11.1% 7.9% Core Inflation (Personal Consumption Expenditures (PCE) less food and energy), yearly basis 1.6% 1.7% 1.1% 1.6%* Lower Balance Federal Fund 1.5% 0.0% 0.0% 0.0%

x The pandemic has resulted in historic levels of uncertainty to the economy and the markets . x Lasting structural damage poses a major risk to long term growth and employment as industries most affected by the pandemic (office, retail, hotel, and travel and leisure) may never fully recover . Investors should be prepared for an extended period of extraordinary high levels of volatility . x The CARES act amounted to $ 2 . 3 trillion of spending for unemployment benefits, healthcare, student loan relief, state and local municipalities, small business PPP loans, and eviction moratoriums providing relief to millions of households and businesses limiting the severity of the crisis . x Federal Reserve forecast now calls for no rate increase through 2023 and maintaining the same level of $ 120 billion of asset purchases for some time . x The market is not expecting the Federal Reserve to raise interest rates until 2024 . With inflation, inflation expectations and unemployment well below their projected targets, interest rates are likely to remain low in the near term . x The Federal Reserve guided new principles and a framework to maximize employment while allowing higher inflation levels averaging above 2% . 4 Capital Market Overview Source: Bureau of Economic Analysis, Bureau of Labor Statistics, Federal Reserve Board

Capital Market Divergence – Who’s Right? Yield Curve Nasdaq vs 10yr UST 6,500 7,500 8,500 9,500 10,500 11,500 0.50% 0.75% 1.00% 1.25% 1.50% 1.75% 2.00% 2.25% Aug-19 Nov-19 Feb-20 May-20 Aug-20 GT10 Govt (Left axis) Nasdaq (Right axis) 2.488 2.511 2.586 2.684 3.015 1.569 1.691 1.831 1.917 2.39 0.131 0.267 0.489 0.705 1.475 0 0.5 1 1.5 2 2.5 3 3.5 2 5 7 10 30 12/31/2018 12/31/2019 8/31/2020 x Significant action out of Congress and the Federal Reserve stimulated spending and access to credit and liquidity in capital markets, driving equity market valuations to record highs and risk - free yields to all - time lows x Fed cut rates to 0 and expanded balance sheet to over $ 7 trillion ( 35 % of US GDP) while also expanding purchase authorities to include investment grade corporate bonds, Agency CMBS and municipal bonds x Despite record fiscal deficits amounting to record Treasury issuance via the CARES act, central bank purchases kept interest rates historically low 5

COVID - 19 Investment Opportunities in Fixed Income Multifamily Mortgage Backed Securities (MBS) x With unpresented uncertainty in the outlook given the pandemic, agency multifamily securities offer investors looking to offset riskier portions in their portfolio : 1. Capital preservation through government/agency credit quality 2. Yield spread relative to credit - equivalent bonds, e . g . Treasuries, AAA corporate bonds 3. Prepayment protection via call protection, providing a steady income stream unlike residential mortgage securities x Multifamily MBS offer government credit quality equivalent to US Treasuries and generate spread similar to or higher than high credit quality corporate bonds x Residential MBS experienced record prepayments resulting in the Index duration contracting by nearly ½ from 3 . 2 years ending 2019 to 2 . 1 years at the end of September 2020 x By comparison, year to date through September, the agency multifamily CMBS component of the Barclays Aggregate Index returned 8 . 38 % relative to agency RMBS’ total return of 3 . 62% – outperforming by more than double at 4 . 76 % x Fundamentally, agency multifamily can nearly double the income of a duration - equivalent Treasury that has the same credit quality with prepayment protection x With the Federal Reserve projecting to keep interest rates at the zero bound for the next 3 years, agency multifamily securities offer investors yield spread over Treasuries in a liquid market having prepayment protection 6

x Government - guaranteed, multifamily construction - related loan spreads provide an attractive opportunity for risk - adjusted returns relative to other investment grade sectors as GNMA MBS construction loans offer one of the widest yield spreads to Treasuries in agency credit investments . x Construction - related, HUD/FHA - insured securities give the investor additional yield spreads above permanent loans ( 50 - 60 bps typically) and could contribute 4 - 5 points of price appreciation at permanent conversion . x As the project completes construction and stabilizes spread compression benefits returns and the loan becomes REMIC - eligible enhancing the liquidity and premium of the security . Investment Comparison As of September 30, 2020 Investment Type Effective Duration (Years) Effective Convexity Yield (%) Spread to 10 - Yr (bps) 10 Year UST 9.66 0.50 0.68% 0 GNMA Construction/Permanent 9.53 0.53 2.21% 153 GNMA Permanent 8.48 0.42 1.56% 88 Agency CMBS (e.g., GNR 2018 - 170 BE ) 6.95 0.57 1.81% 113 FNMA Multifamily 10/9.5 DUS 8.35 0.41 1.18% 50 UMBS 2.5% 30yr MBS 3.40 - 3.56 1.13% 45 GNMA 2.5% 30yr MBS 2.65 - 3.62 1.29% 61 AAA Corporate Component of Barclays Aggregate 12.94 2.96 1.65% 97 Source: HIT and Securities Dealers -0.5 0.5 1.5 2.5 3.5 0 100 200 300 Mar-18 Sep-18 Mar-19 Sep-19 Mar-20 Sep-20 Spreads to 10 - Year Treasury in Basis Points Historical Multifamily Spreads and Treasury Yields March 2018 - September 2020 Ginnie Mae Permanent Ginnie Mae Construction/Permanent Agency - insured Construction Securities: Inefficient Market with Attractive Return Profiles 7

x Historically, credit enhanced government/agency commercial loans were meant to be a counter - cyclical product that gave developers/borrowers access to debt financing in economic downturns when conventional bank financing dried up – no longer the case . x Total multifamily origination from all capital sources for construction and/or permanent loans totaled $ 359 billion in 2019 , a 6 % increase over 2018 . GSE (Fannie Mae and Freddie Mac) originations are the majority of security issuance in agency lending totaling $ 148 . 6 billion in 2019 ( 42 % of total) . GSEs do not originate construction loans . x FHFA, the regulator of the GSEs, has required 37 . 5 % of originations to be mission - related (affordable) to help combat the affordable housing crisis by credit enhancing the loans reducing the cost of funds for affordable developers . x FHA origination is consistently low year over year with new construction and substantial renovation originations averaging $ 4 - 6 billion per year . x Long processing times deter many borrowers from using HUD/FHA financing for construction development (opting for direct loans from balance sheet institutions) . But there is no other, cheaper, financing like it on the market offering credit - enhanced construction to permanent loan in place at origination with a 40 - year term and the ability to draw down funding to reduce negative arbitrage to the developer . GSE Issuance Dominates the Agency Multifamily Market 8 $65.4 $78.0 $15.2 $8.1 $6.3 $70.2 $78.4 $11.7 $5.6 $5.2 $- $20.0 $40.0 $60.0 $80.0 $100.0 Fannie Freddie Total FHA FHA Refi/ Purchase Apts FHA NC/SR Apts Multifamily Production Fiscal Year 2018 vs 2019 (in billions) 2018 2019 $- $50 $100 $150 $200 $250 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 E Mortgage Bankers Originations, by Capital Source (in billions) Banks GSEs Life Cos CMBS FHA Other

x Typical capital sources for permanent multifamily mortgage loans originate from commercial banks, life companies, and government/agency credit enhanced lenders x Market share of debt financed with agency and GSE guarantees has grown to become 47 % at the end of 2019 from 29 % in 2007 before the financial crisis x Agency commercial multifamily is an inefficient market with issuance a fraction of other investment grade fixed income sectors : ▪ According to the MBA, total commercial origination for multifamily loans across all sources will be down 40 % in 2020 ▪ Agency CMBS annual issuance ranges from $ 140 - $ 160 billion per year ; expected to be 10 - 15 % lower this year ▪ Agency residential gross issuance expected to be over $ 2 trillion in 2020 with nearly $ 7 trillion outstanding Multifamily Market – Commercial Mortgage Debt Outstanding 9 Gateway North Lynn, MA Church + State Cleveland, OH

Source: Fannie Mae, numbers may not sum due to rounding 2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 Total 811 854 864 864 865 893 941 1,011 1,117 1,235 1,355 1,471 1,593 Fannie Mae 132 156 168 172 179 190 185 189 200 231 266 295 329 Freddie Mac 67 88 98 100 107 119 124 135 160 191 231 262 291 Ginnie Mae 38 39 44 52 60 71 82 90 94 99 109 118 125 CMBS 126 118 112 103 91 80 71 68 62 48 43 42 48 Banks & Thrifts 261 280 271 258 251 259 290 327 379 425 451 482 513 State & Local Credit Agencies 83 76 83 90 89 87 91 91 91 95 97 90 88 Life Insurance Companies 56 52 47 46 48 51 62 75 86 99 115 136 149 Other 50 44 41 43 39 36 36 37 45 46 44 47 51 $ 811 $ 854 $ 864 $ 864 $ 865 $ 893 $ 941 $ 1,011 $ 1,117 $ 1,235 $ 1,355 $ 1,471 $ 1,593 0 200 400 600 800 1,000 1,200 1,400 1,600 In $ Billions Commercial Mortgage Debt Outstanding 10

37.13% 0.34% 6.28% 27.29% 0.93% 1.26% 26.77% US Treasury ABS Gov't Related Corporate Agency CMBS Non-Agency CMBS MBS 11 Agency Multifamily – a Smaller Market Share Barclays Aggregate Composition As of September 30, 2020

x Investor base has grown with multifamily issuance primarily consisting of banks, money managers, and insurance companies . x Relative value in call protected, income generating, high credit quality securities combined with favorable regulatory capital requirement treatment have driven the growing investor base for the agency CMBS sector . x Liquidity for agency securities has been well supported throughout financial cycles due to its credit rating, size of the market, consistent new issue in primary markets, and growing number of Wall Street dealers (and now Federal Reserve) making liquidity readily available . x Number of Wall Street firms, including regional banks, has grown from 5 - 7 pre - 2008 crisis to over 12 now for project loans ( Ginnie Mae multifamily securities) . Nearly all of the primary dealers (21) trade GSE commercial securities . x Typical bid/ask spreads in normalized markets can range from 1 - 5 bps . During spikes in volatility, bid/ask spreads can get as wide as 10 - 15 bps, but a market bid for liquidity is available . Multifamily Market Attributes 12

Directly Sourcing Provides Additional Benefits x Most common way to invest is through broker/dealer syndications in structured agency multifamily products ▪ Give up yield spread and pay transaction costs through bid/ask x With extensive knowledge, resources, experience and relationships, an investor’s capacity to source directly generates substantial value : ▪ Deep understanding of the real estate market ▪ Developing relationships with lenders, state housing authorities and agencies to execute complex transactions in various structures ▪ Providing capital in GNMA/FHA - insured construction/perm loans directly with sellers out of competition with the market ▪ Sourcing DUS bonds directly can pick up additional yield ▪ Benefits from government subsidies and guarantees 13 1490 Southern Boulevard Bronx, NY

Fundamental Performance of Agency Multifamily Loans in Real Estate Cycles 14 x Conservative agency underwriting on affordable properties and credit risk share combine for outperformance within multifamily investments resulting in much lower serious delinquency rates and credit losses compared to other multifamily financing types and other property sectors . x Affordable housing experiences lower default rates than market rate properties . x Fannie and Freddie 60 + delinquency rates peaked at 0 . 8 % and 0 . 4% , respectively during the last housing/financial crisis . Currently, the 30 + delinquency rate stands at 0 . 1% . Forbearance rates for FNMA stand at 1 . 1 % and 2 . 4 % for Freddie Mac (mostly student & senior housing and small loans) . x Private sector in commercial mortgage - backed securities peaked at a 9 % delinquency rate in 2011 and have risen to 3 . 6 % as of Sept 2020 .

Record Job Loss in the Economy 0 1000 2000 3000 4000 5000 6000 7000 Dec-19 Jan-20 Jan-20 Feb-20 Feb-20 Mar-20 Mar-20 Apr-20 Apr-20 May-20 May-20 May-20 Jun-20 Jun-20 Jul-20 Jul-20 Aug-20 Aug-20 Sep-20 Sep-20 - 2 4 6 8 10 12 14 16 In Thousands Percent (seasonally adjusted) Initial Jobless Claims (left axis) Civilian Unemployment Rate (right axis) x Significant shifts in demographic trends such as increasing household formation are driving historic rental demand x 40 million Americans live in multifamily apartments and that number could rise as the pandemic persists . x Construction declined significantly in the second quarter . Construction spending is expected to continue to be impacted by the spread of the illness, social distancing and shortages of materials . Post crisis, construction is expected to rebound . x According to a Freddie Mac study, less than 10 % of rental units are affordable to households earning 50 % of area median income x Low income renters face a shortage of 7 million rental units ; only 36 affordable homes exist for every 100 low income households - according to the National Low Income Housing Coalition study in 2020 x A weak and contracting economy will create more demand for affordable rental housing . Multifamily Housing Demand Dwarfs Supply 15 Source: National Multifamily Housing Council ; Bureau of Labor Statistics; Labor Department

Typical Term Sheet for Government Backed Construction to Perm Loan 16 General Terms Non - recourse, assumable fixed rate financing for market rate or low - to - moderate and subsidized multifamily properties Property Types Multifamily Amortization Interest only through construction followed by 40 - year amortization Loan Term Typically 2 year construction periods; 40 year fully amortizing permanent loan; one - time close Prepayment Terms 10 years of prepay penalty points Prepayment terms can be flexible Rate One fixed rate consisting of the GN investor rate, servicing and guarantee fee plus Mortgage Insurance Premium Underwriting LTV Typically up to 85% for market rate; 90% for subsidized affordable DSCR Minimum 1.11x Guarantee and servicing fee 0.25%. Plus mortgage insurance premium (MIP) of 25 - 65 bps

Case Study – Old Colony Redevelopment

AFL-CIO HIT

✓Old Colony was built in 1940 as an 845-unit public housing community, to serve low-income residents in the South Boston area. In 2010 Boston Housing Authority put forth a long-term master plan to modernize the outdated Old Colony site and rebuild the community through a series of complex redevelopment plans.

✓Complex financing structure of the redevelopment consisted of purchasing 5 separate credit-enhanced commitments of short and long-term, taxable and tax-exempt bonds, as well as construction loan notes, all supporting the construction and permanent financing for Old Colony Phase 3B & 3C.

Short Term Enhanced Construction Loan	HIT Investment Amount (Millions)	Coupon	Yield Spread to Treasury *
3yr AA-rated Construction Loan Note	$37	2.15	200
3yr tax-exempt AA-rated bridge loan	$10	0.50	35
Long Term Enhanced Permanent Debt			
40/10 permanent FHA risk share	$6	2.50	185
40yr t/e AA-rated private placement bond	$26	2.60	200
Weighted Average		2.12	178 bps

** At time of commitment*

This document contains information about a project or projects financed by the HIT which may or may not be reflective of other financed projects or refer to an asset currently held in the HIT's portfolio. It is intended as a representation of a real estate project, not an indication of actual pricing or deal terms.

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Old Colony Phases 3B & 3C

- ✓Phase 3B - 115 affordable units, 4% and 9% Low Income Housing Tax Credit (LIHTC) transaction
- ✓Phase 3C - 55 affordable units, 4% LIHTC transaction
- ✓HIT Investment - $79 million; TDC $86 million
  - $37 million Taxable Construction Loan Notes, Private Placement
    - Phase 3B 4% and Phase 3B 9%
  - $10 million Tax exempt Bridge Loans, Private Placement Separate Series
    - Phase 3B 4% and Phase 3C
  - $6 million Taxable Construction/ Perm Loan, Private Placement
    - Phase 3C
  - $26 million Tax exempt Bonds, Private Placement Separate Series
    - Phase 3B 4% and Phase 3C



This document contains information about a project or projects financed by the HIT which may or may not be reflective of other financed projects or refer to an asset currently held in the HIT's portfolio. It is intended as a representation of a real estate project, not an indication of actual pricing or deal terms.

AFL-CIO HOUSING INVESTMENT TRUST

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x The COVID environment has led to unprecedented risks and a highly uncertain outlook x Multifamily mortgage investments offer fixed income investors credit protection, liquidity and added yield in a low interest rate environment x Multifamily MBS offers value and diversification in a highly uncertain environment 19 Closing Remarks

Q & A 20 Chang Suh, CFA, CEO/Co - Chief Portfolio Manager Michael Cook, CFA, FRM, Co - Chief Portfolio Manager Ted Chandler, Managing Director/Regional Operations info@aflcio - hit.com www.aflcio - hit.com 202.331.8055 Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing. Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www.aflcio - hit.com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055. Investors should read the current prospectus carefully before investing. This document contains forecasts, estimates, opinions, and/or other information that is subjective. Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate. There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn. It should not be considered as investment advice or as a recommendation of any kind.